Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP Schedule Of Asset Held For Investment Table [Text Block]

NUTRIEN 401(k) RETIREMENT PLAN

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

As of December 31, 2025

Employer Identification Number: 91-1589568

Plan Number: 007

(US dollars)

				(e) Current
(a)	(b) Identity of Issuer	(c) Description of Investments	(d) Cost**	Value
	Shares of registered investment companies:

	State Street Global Advisors	State Street Global Equity Index Non-Lending Series Fund Class C		29,720,704
	State Street Global Advisors	State Street Global All Cap Equity ex‑U.S. Index Securities Lending Series Fund Class II		51,019,280
	State Street Global Advisors	State Street Russell Small/Mid Cap Index Securities Lending Series Fund Class II		59,602,997
	State Street Global Advisors	State Street S&P 500 Index Securities Lending Series Fund Class II		280,830,518
	State Street Global Advisors	State Street U.S. Bond Index Securities Lending Series Fund Class XIV		12,691,992
	State Street Global Advisors	State Street Target Retirement 2025 Securities Lending Series Fund Class IV		164,036,664
	State Street Global Advisors	State Street Target Retirement 2030 Securities Lending Series Fund Class IV		233,701,699
	State Street Global Advisors	State Street Target Retirement 2035 Securities Lending Series Fund Class IV		270,036,557
	State Street Global Advisors	State Street Target Retirement 2040 Securities Lending Series Fund Class IV		233,548,665
	State Street Global Advisors	State Street Target Retirement 2045 Securities Lending Series Fund Class IV		188,503,717
	State Street Global Advisors	State Street Target Retirement 2050 Securities Lending Series Fund Class IV		145,206,599
	State Street Global Advisors	State Street Target Retirement 2055 Securities Lending Series Fund Class IV		122,631,985
	State Street Global Advisors	State Street Target Retirement 2060 Securities Lending Series Fund Class IV		76,797,851
	State Street Global Advisors	State Street Target Retirement 2065 Securities Lending Series Fund Class IV		37,536,988
	State Street Global Advisors	State Street Target Retirement 2070 Securities Lending Series Fund Class IV		447,674
	State Street Global Advisors	State Street Target Retirement Securities Lending Fund Class IV		104,506,627
	Global Trust Company	AQR U.S. Enhanced Equity Collective Investment Fund Class W		85,815,396
	Global Trust Company	Mawer International Equity Collective Investment Fund Class W		10,542,953
	Goldman Sachs	Goldman Sachs Stable Value Collective Trust Institutional Series Class 1		42,385,288
	PGIM Inc.	Prudential Core Plus Bond Fund Class 6		40,910,157
	DFA Investment Dimensions Group Inc.	DFA US Targeted Value Fund		9,779,364
	T. Rowe Price Trust Company	T. Rowe Price Stable Return Fund Class R		5,793,400
*	Fidelity Management Trust Company	Fidelity Government Money Market Fund		1,218,861
*	Nutrien Ltd. common stock	Common stock, 1,005,149 shares		62,037,784
*	Nutrien Stock Purchase Account	Money market	4,219	4,219
	Investments subtotal			2,269,307,939
*	Various participants	Notes receivable from participants, bearing interest at rates ranging from 4.25 percent to 10.50 percent, secured by the related participant’s vested account balance, maturing through 2045.		28,179,646
	Total assets held at end of year			2,297,487,585
* Identified party-in-interest.
** Cost information is not required for participant-directed investments and, therefore, is not included.